Income Taxes Income Taxes (Components of Deferred Income Tax) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of Deferred Tax Expense [Line Items]
Total deferred provision for income taxes	$ (323)	$ 18	$ 14